MEZZANINE EQUITY AND WARRANT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
MEZZANINE EQUITY AND WARRANT LIABILITIES
Schedule of fair value of the warrants calculated using the Black-Scholes pricing model

	As of December 31, 2025
	Series A Warrant	Series C Warrant
Risk-free rate of return	3.47%	3.47%
Estimated volatility rate	230.52%	230.52%
Dividend yield	0%	0%
Spot price of underling ordinary share	5.19	5.19
Exercise price	$5,400	$5,400
Fair value of warrant	$0	$0

	As of December 31, 2024
	Series A Warrant	Series C Warrant
Risk-free rate of return	4.45%	4.48%
Estimated volatility rate	57.91%	57.17%
Dividend yield	0%	0%
Spot price of underling ordinary share	45.6	45.6
Exercise price	$5,400	$5,400
Fair value of warrant	$9	$13